Revenues - Summary of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 44,317	$ 6,425	¥ 56,807	¥ 180,093
Products air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	38,061	5,519	46,854	105,351
Products smart city management solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,133	309	7,135	8,282
Products aerial media solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	125	18	518	62,241
Products others [Member]
Disaggregation of Revenue [Line Items]
Revenues	456	66	416	186
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	40,775	5,912	54,923	176,060
Air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,326	337	1,302	618
Services aerial media solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,216	176	582	3,415
Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 3,542	$ 513	¥ 1,884	¥ 4,033